Roundhill IO Digital Infrastructure ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 71.8%
Computers — 0.7%
Chief Telecom, Inc. (b)	749	$8,214

Engineering & Construction — 4.7%
Cellnex Telecom SA (b)(c)	229	7,994
China Tower Corp., Ltd. (b)(c)	242,000	23,175
IHS Holding, Ltd. (a)(b)	1,425	7,909
Infrastrutture Wireless Italiane SpA (b)(c)	682	8,134
Sarana Menara Nusantara Tbk PT (b)	124,300	7,721
		54,933
Internet — 3.1%
Cogent Communications Holdings, Inc.	435	26,927
Vnet Group, Inc. - ADR (a)(b)(f)	2,717	8,504
		35,431
Media — 34.0% (e)
Altice USA, Inc. - Class A (a)	11,358	37,141
Cable One, Inc.	85	52,329
Charter Communications, Inc. - Class A (a)(f)	153	67,292
Cogeco Communications, Inc. (b)	180	8,370
Comcast Corp. - Class A	1,694	75,112
Liberty Global PLC - Class A (a)(b)	481	8,235
Liberty Latin America, Ltd. - Class C (a)(b)	4,320	35,251
NOS SGPS SA (b)	2,269	8,365
Quebecor, Inc. - Class B (b)	3,797	81,753
WideOpenWest, Inc. (a)	3,076	23,531
		397,379
Telecommunications — 29.3% (e)
Aussie Broadband, Ltd. (a)(b)	32,495	86,196
Chindata Group Holdings, Ltd. - ADR (a)(b)(f)	1,019	8,458
Chorus, Ltd. (b)	1,871	8,527
Consolidated Communications Holdings, Inc. (a)	2,408	8,235
DigitalBridge Group, Inc. (f)	1,712	30,097
Frontier Communications Parent, Inc. (a)	2,374	37,153
GDS Holdings, Ltd. - ADR (a)(b)(f)	752	8,234
Gogo, Inc. (a)	2,464	29,396
HKBN, Ltd. (b)	17,000	6,924
Lumen Technologies, Inc. (a)(f)	24,795	35,209
Millicom International Cellular SA (a)(b)	548	8,467
NetLink NBN Trust (b)	13,452	8,279
Shenandoah Telecommunications Co.	1,126	23,207
Telekom Malaysia Berhad (b)	42,219	44,060
		342,442
TOTAL COMMON STOCKS (Cost $1,229,259)		838,399

REAL ESTATE INVESTMENT TRUSTS — 27.8% (e)
American Tower Corp.	389	63,971
Crown Castle International Corp.	473	43,530
Digital Realty Trust, Inc.	226	27,351
Equinix, Inc.	106	76,984
Jasmine Broadband Internet Infrastructure Fund (b)	44,273	8,207
Keppel DC REIT (b)	5,307	8,087
SBA Communications Corp.	189	37,832
Uniti Group, Inc. (f)	12,302	58,065
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $398,162)		324,027

SHORT-TERM INVESTMENTS - 0.5%
Money Market Fund — 0.5%
First American Government Obligations Fund, Class X, 5.26% (d)	5,991	5,991
TOTAL SHORT-TERM INVESTMENTS (Cost $5,991)		5,991

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	209,173	209,173
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $209,173)		209,173

TOTAL INVESTMENTS (Cost $1,842,585) — 118.0%		1,377,590
Other assets and liabilities, net — (18.0)%		(209,876)
NET ASSETS — 100.0%		$1,167,714

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $203,701.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	36.8%
	Canada	7.7%
	Australia	7.4%
	Malaysia	3.8%
	Cayman Islands	3.4%
	Bermuda	3.0%
	China	2.0%
	Singapore	1.4%
	New Zealand	0.7%
	Luxembourg	0.7%
	Portugal	0.7%
	United Kingdom	0.7%
	Taiwan	0.7%
	Thailand	0.7%
	Italy	0.7%
	Spain	0.7%
	Indonesia	0.7%
	Total Country	71.8%
	REAL ESTATE INVESTMENT TRUSTS	27.8%
	SHORT-TERM INVESTMENTS	0.5%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	17.9%
	TOTAL INVESTMENTS	118.0%
	Other assets and liabilities, net	-18.0%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$838,399	$-	$-	$838,399
Real Estate Investment Trusts	324,027	-	-	324,027
Money Market Fund	5,991	-	-	5,991
Investments Purchased With Proceeds From Securities Lending**	-	-	-	209,173
Total Investments - Assets	$1,168,417	$-	$-	$1,377,590

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.